Note 34	6 Months Ended
Jun. 30, 2021
Share of profit or loss of entities accounted for using the equity method [Abstract]
Disclosure of share of profit or loss of entities accounted for using the equity method [Text Block]	Share of profit or loss of entities accounted for using the equity method Results from “Share of profit or loss of entities accounted for using the equity method” resulted in a loss of €5 million for the six months ended June 30, 2021, compared with the loss of €17 million recorded for the six months ended June 30, 2020.